PROVISIONS (Schedule of Provisions) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Provisions [abstract]
Product warranty provision	$ 50	$ 50
Other provisions	366
Provisions	$ 416	$ 50